LIMITED PARTNERS' EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Feb. 28, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)		308,051,190		308,051,190
Limited partners' equity
Disclosure of limited partners equity [Line Items]
Share issue related cost		$ 3	$ 2		$ 4
Brookfield
Disclosure of limited partners equity [Line Items]
Ownership percentage		48.00%		48.00%
Brookfield | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage		25.00%		25.00%
Brookfield | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage		41.00%		41.00%
External LP unitholders
Disclosure of limited partners equity [Line Items]
Ownership percentage		52.00%		52.00%
Ordinary shares
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)		275,239,541		275,239,541		275,084,265
Ordinary shares | TerraForm Power Inc
Disclosure of limited partners equity [Line Items]
Payments for shares exchanged		$ 1	1	$ 1	1
Ordinary shares | Brookfield
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)		68,749,416		68,749,416		68,749,416
GP interests | Brookfield | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage		0.01%		0.01%
GP interests | Brookfield | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage		1.00%		1.00%
LP Units
Disclosure of limited partners equity [Line Items]
Maximum number of units for normal course issuer bid						13,750,520
Percentage of units for normal course issuer bid						5.00%
Increase (decrease) in number of shares outstanding		0		0
Dividends recognised as distributions to owners per share (in dollars per share)	$ 1.28
Incremental increase in distributions (in dollars per share)	$ 0.05
Distributions paid		$ 85	$ 82	$ 174	$ 166
LP Units | Distribution reinvestment plan
Disclosure of limited partners equity [Line Items]
Units issued under distribution reinvestment plan (in units)		78,327	51,857	147,192	93,667
Share issue related cost				$ 6
Exchangeable Shares | TerraForm Power Inc
Disclosure of limited partners equity [Line Items]
Number of shares exchanged		4,743	6,033	8,084	9,642
Redeemable Exchangeable Partnership Units And General Partnership Units
Disclosure of limited partners equity [Line Items]
Ownership percentage		26.00%		26.00%